Business Acquisition - Additional Information (Detail) $ in Thousands, ¥ in Millions			5 Months Ended	12 Months Ended
	May 03, 2016 USD ($)	May 03, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)
Business Acquisition [Line Items]
Goodwill			$ 29,392	$ 29,392	$ 7,429
Net revenue				117,548	108,177	$ 97,196
Income before income taxes				32,652	$ 30,447	$ 27,461
Xiamen NetinNet
Business Acquisition [Line Items]
Percentage of equity interest acquired	80.00%
Total consideration	$ 32,666	¥ 212
Goodwill	$ 22,921		22,921	$ 22,921
Net revenue			3,036
Income before income taxes			$ (616)